SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Asset Based Financing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity
Total unconsolidated VIE assets	$ 325,531,000,000	$ 333,251,000,000
Maximum exposure to unconsolidated VIEs	43,354,000,000	43,905,000,000
Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	52,435,000,000	57,498,000,000
Maximum exposure to unconsolidated VIEs	21,943,000,000	25,155,000,000
Proceeds from new securitizations	0	0	$ 500,000,000
Cash flows received on retained interest and other net cash flows	0	0	300,000,000
Gains recognized on the securitization	0	0	$ 0
Commercial and other real estate | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	8,784,000,000	17,459,000,000
Maximum exposure to unconsolidated VIEs	2,368,000,000	6,528,000,000
Corporate loans | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	4,051,000,000	1,274,000,000
Maximum exposure to unconsolidated VIEs	2,684,000,000	1,871,000,000
Hedge funds and equities | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	370,000,000	385,000,000
Maximum exposure to unconsolidated VIEs	54,000,000	55,000,000
Airplanes, ships and other assets | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	39,230,000,000	38,380,000,000
Maximum exposure to unconsolidated VIEs	$ 16,837,000,000	$ 16,701,000,000